Equipment Financings - Additional Information (Detail)				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 26, 2018 USD ($) Payment	Nov. 02, 2017 USD ($)	Oct. 17, 2017 USD ($) mo	Mar. 28, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Capital Leased Assets [Line Items]
Financed equipment					$ 2,526,081		$ 2,526,081		$ 2,294,762	$ 1,559,690
Accumulated depreciation related to financed equipment					1,030,000		1,030,000		759,000	525,000
Depreciation expense related to financed equipment					223,194	$ 159,552	580,366	$ 394,708
Fixed asset purchases as equipment financings							270,000	363,000	719,000	975,000
Fixed assets with an aggregate net book value									34,000	270,000
Equipment financings with remaining outstanding balances										240,000
Total proceeds from equipment financing commitment									150,848
Machinery and equipment					2,810,226		2,810,226		2,841,388	2,728,468
Machinery and equipment, accumulated depreciation					4,721,924		$ 4,721,924		$ 4,354,097	$ 3,933,999
Equipment financings aggregate weighted average effective annual interest rate							12.53%		13.51%	13.18%
Equipment financings maturity date on outstanding arrangements range, Start							2019-02		2018-06
Equipment financings maturity date on outstanding arrangements range, End							2024-09		2024-09
Interest expense to equipment financings					63,764	88,269	$ 230,677	385,172	$ 482,623	$ 525,880
Present value of minimum lease payment due within one year					572,000		572,000		409,000
Fixed asset purchases							145,253	1,055,549	1,400,180	482,065
Subsequent Event [Member]
Capital Leased Assets [Line Items]
Fixed asset purchases	$ 250,000
Number of lease payments | Payment	22
Lease payments per month	$ 11,081
Lease financing treasury note period	3 years
Lease agreement commencement and repayment date	Jun. 30, 2018
Equipment purchases				$ 78,000
Equipment Financings [Member]
Capital Leased Assets [Line Items]
Depreciation expense related to financed equipment					115,000	52,000	271,000	160,000	234,000	119,000
Total proceeds from equipment financing commitment		$ 151,000
Sale-leaseback transaction, aggregate gross value of fixed assets			$ 167,000
Sale-leaseback transaction, net book value of fixed assets			$ 162,000
Sale-leaseback transaction, frequency of payments			monthly
Sale-leaseback transaction, number of installments payments | mo			36
Sale-leaseback transaction, montly installments of principal and interest payments			$ 4,884
Sale-leaseback transaction, total amount to be repaid			$ 176,000
Sale-leaseback transaction, commitment period			2020-10
Interest expense to equipment financings					$ 60,000	$ 38,000	$ 168,000	$ 118,000	171,000	$ 49,000
Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Machinery and equipment									189,000
Machinery and equipment, accumulated depreciation									155,000
Machinery and equipment, net book values									$ 34,000
Minimum [Member]
Capital Leased Assets [Line Items]
Financed equipment useful life									3 years
Minimum [Member] | Equipment Financings [Member]
Capital Leased Assets [Line Items]
Financed equipment useful life							3 years		5 years
Maximum [Member]
Capital Leased Assets [Line Items]
Financed equipment useful life									7 years
Maximum [Member] | Equipment Financings [Member]
Capital Leased Assets [Line Items]
Financed equipment useful life							7 years		7 years